Summary of Principal Accounting Policies - Schedule of Significant Unobservable Inputs (Details)	Dec. 31, 2025	Dec. 31, 2024
WACC [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Available-for-sale debt investment	12.00%	11.00%
Discount for lack of marketability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Available-for-sale debt investment	36.00%	39.00%
Expected volatility [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Available-for-sale debt investment	33.00%	43.00%